Goodwill - Schedule of Changes in Goodwill (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Beginning Balance	$ 9,812,000	$ 9,646,000	$ 8,101,000
Acquisition of Relec			1,148,000
Effect of exchange rate changes	(726,000)	166,000	397,000
Goodwill, Ending Balance	$ 9,086,000	$ 9,812,000	$ 9,646,000